                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):                       [   ]
    is a restatement.
                                                            [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Feirstein, Barry R.
Address: 390 Park Avenue
         4th Floor
         New York, New York 10022

Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (646) 521-8300

Signature, Place, and Date of Signing:

    /s/ Barry Feirstein   New York, New York  May 10, 2001
    ____________________  __________________  _________________
    [Signature]              [City, State]      [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     $332,946
                                            [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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

                                                   Form 13F INFORMATION TABLE
                                                         Barry Feirstein

    ITEM 1          ITEM 2        ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR   SH/ PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT   PRN CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------     --------      ------        ------    -------   --- ----  ---- ------ ------  --------  ----   ------   ----

ABIOMED INC COM      Common      003654100   3,071,250      195,000           X                           195,000
ALIGN TECHNOLOGY
 INC COM             Common      016255101    1,551,500     214,000           X                           214,000
ALKERMES INC         Common      01642T108    6,581,250     300,000           X                           300,000
ALLSCRIPTS HEALTHCARE
   SOL COM           Common      01988P108    7,545,000   1,500,000           X                         1,500,000
BE FREE INC COM      Common      073308108    1,625,000   1,000,000           X                         1,000,000
BIOTRANSPLANT INC
  COM                Common      09066Y107    1,859,375     350,000           X                           350,000
BOTTOMLINE TECH DEL
   COM               Common      101388106    3,640,625     500,000           X                           500,000
CAMECO CORP COM      Common      13321L108   29,430,000   1,500,000           X                         1,500,000
CASH AMERICA INTER-
  NATIONAL           Common      14754D100   15,250,000   2,500,000           X                         2,500,000
CORVAS INT'L         Common      221005101    4,500,000     500,000           X                           500,000
CYBERSOURCE CORP COM Common      23251J106    1,750,000   1,000,000           X                         1,000,000
DIGENE CORP          Common      253752109   15,250,000   1,000,000           X                         1,000,000
DIGITAL RIVER INC
  COM                Common      25388B104    1,443,750     300,000           X                           300,000
EARTHWEB INC COM     Common      27032C108    3,123,225   1,388,100           X                         1,388,100
ECOLLEGE COM         Common      27887E100      143,700      47,900           X                            47,900
EDISON SCHOOLS INC
  COM                Common      281033100    7,593,750     375,000           X                            375,00
EMCORE CORP COM      Common      290846104    2,756,875     110,000           X                           110,000
ESPEED INC CL A      Common      296643109   20,437,500   1,000,000           X                         1,000,000
HARRIS INTERACTIVE
   INC COM           Common      414549105      953,125     250,000           X                            250,00
IMMUNEX CORP         Common      452528102   82,296,875   5,750,000           X                         5,750,000
INTERNET INITIATIVE
   JAPAN             Sponsored
                     ADR         46059T109     259,375       25,000               X                                 25,000
ISTA PHARMACEUTICALS
   COM               Common      45031X105    1,350,000     400,000           X                           400,000
JUPITER MEDIA METRIX
   COM               Common      48206U104    2,112,500     650,000           X                           650,000
KOS PHARMACEUTICALS  Common      500648100    5,268,750     300,000           X                           300,000




MAXWELL TECHNOLOGIES
   COM               Common      577767106      192,500      10,000           X                            10,000
MILLICOM INTL
  CELLULAR SA        Common      625367107    9,875,000     500,000           X                           500,000
NEXTCARD INC         Common      65332K107   39,806,250   3,860,000           X                         3,860,000
NPS PHARMACEUTICALS
  COM                Common      62936P103    7,350,000     350,000           X                           350,000
OSI PHARMACEUTICALS
  INC.               Common      671040103    8,915,625     225,000           X                           225,000
PHOTOMEDEX INC       Common      719358103    5,394,063   1,052,500           X                         1,052,500
PRICELINE.COM        Common      741503106    1,265,625     500,000           X                           500,000
SAPIENT CORP         Common      803062108      718,750     100,000           X                           100,000
SHAW GROUP INC COM   Common      820280105   14,013,000     300,000           X                           300,000
SIRIUS SATELLITE
  RADIO INC          Common      82966U103    1,243,750     100,000           X                           100,000
SONUS NETWORKS INC
  COM                Common      835916107    3,990,625     200,000           X                           200,000
STRATEGIC
  DISTRIBUTION       Common      862701208    1,937,500   3,100,000           X                         3,100,000
STUDENT ADVANTAGE
  INC COM            Common      86386Q105    3,421,875   1,500,000           X                         1,500,000
SUREBEAM CORP        Common      82966U103      232,813      25,000           X                            25,000
SYMYX TECHNOLOGIES
  CORP               Common      87155S108    1,262,500     100,000           X                           100,000
TITAN PHARMACEUTICALS
   COM               Common      888314101    7,770,000     350,000           X                           350,000
XOMA LTD ORD         Common      9825R107     5,762,500     800,000           X                           800,000
                                                         34,227,500
























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